Feb. 28, 2018
BLACKROCK LIQUIDITY FUNDS

California Money Fund

New York Money Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated August 1, 2018 to the

Cash Plus Shares

Prospectus of the Funds, dated February 28, 2018, as supplemented to date

The Board of Trustees of BlackRock Liquidity Funds (the “Trust”) has approved the re-designation of each Fund from its current status as a “retail money market fund” under Rule 2a-7 (“Rule 2a-7”) under the Investment Company Act of 1940, as amended, to a money market fund that does not qualify as either a “government money market fund” or a “retail money market fund,” effective as of October 15, 2018. As a result of this change, each Fund will be required to price and transact in its shares at a net asset value (“NAV”) per share reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV). The floating NAV will be rounded to the fourth decimal place (e.g., $1.0000) for each Fund. Each Fund will no longer rely on the amortized cost method of valuation for its portfolio assets in order to maintain a constant NAV. Each Fund will normally determine its NAV as of 3:00 p.m. (Eastern time) instead of 4:00 p.m. (Eastern time) on each business day. Each Fund will continue to be subject to the liquidity fee and temporary suspension of redemption provisions of Rule 2a-7 under certain circumstances. Consequently, effective October 15, 2018, the Funds’ prospectus is amended as follows:

The sections of the Funds’ prospectus entitled “Fund Overview—Key Facts About California Money Fund—Principal Risks of Investing in the Fund” and “Fund Overview—Key Facts About New York Money Fund—Principal Risks of Investing in the Fund” are amended by deleting the first paragraph of that section in its entirety and replacing it with the following paragraph:

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The sections of the Funds’ prospectus entitled “Fund Overview—Key Facts About California Money Fund—Principal Risks of Investing in the Fund” and “Fund Overview—Key Facts About New York Money Fund—Principal Risks of Investing in the Fund” are amended by deleting the bullet point entitled “Stable Net Asset Value Risk” in its entirety.

References in the Funds’ prospectus to “retail money market fund” and “Retail Fund” are deleted in their entirety.